Trust Agreement (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trust Agreement [Abstract]
Brokerage fees	7.00%
Net capital investments	$ 100,000
Management fee	2.00%
Custodial fee	0.25%
Percent of gross offering proceeds, exceeded by amounts paid to selling agents on Series 1 units	9.50%
Rebate amount	$ 777,662	$ 817,820	$ 454,987
Profit share percentage	20.00%
Redemption charges	$ 0	0
Redemption charges paid	$ 0	$ 0	$ 0